Property and Equipment - Changes in Property and Equipment (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	₩ 10,718,354	₩ 10,144,882
Impact of adopting K-IFRS No. 1109	653,336
Acquisition	4,428,991	2,941,813
Disposal	(261,395)	(97,279)
Transfer	(202,702)	(224,117)
Depreciation	(2,969,595)	(2,451,424)
Impairment	(35,476)	(28,720)
Business Combination	2,864	436,278
Disposal of subsidiaries	(97)	(3,079)
Ending balance	12,334,280	10,718,354
Land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	938,344	862,861
Acquisition	3,297	4,734
Disposal	(275)	(7,151)
Transfer	39,454	15,062
Business Combination	569	62,838
Ending balance	981,389	938,344
Buildings and structures [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	863,294	882,650
Acquisition	8,117	5,858
Disposal	(2,886)	(4,313)
Transfer	52,775	25,249
Depreciation	(54,100)	(52,153)
Impairment	(450)
Business Combination	658	6,003
Ending balance	867,408	863,294
Structures [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	356,039	378,575
Acquisition	18,246	9,188
Disposal	(48)	(36)
Transfer	10,582	5,859
Depreciation	(36,149)	(36,091)
Impairment	(1,601)	(1,456)
Ending balance	347,069	356,039
Machinery [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	7,146,724	7,079,798
Acquisition	821,576	806,520
Disposal	(25,791)	(74,465)
Transfer	2,351,614	1,347,320
Depreciation	(2,319,634)	(2,214,957)
Impairment	(33,278)	(27,264)
Business Combination		229,772
Ending balance	7,941,211	7,146,724
Other property and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	848,596	531,057
Impact of adopting K-IFRS No. 1109	(1,113)
Acquisition	1,443,327	892,103
Disposal	(5,816)	(7,408)
Transfer	(1,353,999)	(539,068)
Depreciation	(199,106)	(148,223)
Impairment	(147)
Business Combination	557	123,214
Disposal of subsidiaries		(3,079)
Ending balance	732,299	848,596
Right-of-use assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Impact of adopting K-IFRS No. 1109	654,449
Acquisition	618,811
Disposal	(204,241)
Depreciation	(360,606)
Business Combination	1,080
Disposal of subsidiaries	(97)
Ending balance	709,396
Construction in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	565,357	409,941
Acquisition	1,515,617	1,223,410
Disposal	(22,338)	(3,906)
Transfer	(1,303,128)	(1,078,539)
Business Combination		14,451
Ending balance	₩ 755,508	₩ 565,357